Equity (Details) - Schedule of Placement of Perpetual Bond $ in Billions	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Placement of Perpetual Bond [Line Items]
Amount	$ 0.7
Principal Amount USD	0.7
AT1 Bond
Schedule of Placement of Perpetual Bond [Line Items]
Amount	$ 0.7
Interest Rate (Annual)	4.63%
Principal Amount USD	$ 0.7